Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended			34 Months Ended
	Mar. 02, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation actually paid to our principal executive officers (“PEOs”) and Non-PEO named executive officers (“NEOs”) and the Company’s performance for the fiscal years listed below. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.” The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For additional information about our pay for performance compensation philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to the section above titled “Executive Compensation.”

Year	Summary Compensation Table Total for First PEO(1)(2) ($)	Summary Compensation Table Total for Second PEO(1)(2) ($)	Compensation Actually Paid to First PEO(1)(3)(4) ($)	Compensation Actually Paid to Second PEO(1)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)(4) ($)	Value of Initial Fixed $100 Investment based on:(6) TSR ($)	Net Income ($ Millions)(7)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(h)
2025	3,505,978	—	7,601,079	—	1,598,725	2,893,241	402.02	(81.3)
2024	1,535,960	—	4,408,302	—	1,000,494	2,135,993	291.92	(81.3)
2023	1,726,790	1,669,420	1,398,493	1,397,716	975,890	887,162	106.06	(108.3)

(1)
Christopher Hall (sometimes referred to as “First PEO”) commenced employment with us on October 31, 2022, and was appointed as our President, effective December 31, 2022. On March 2, 2023, he was appointed as our Chief Executive Officer, in addition to his role as our President. Aaron Tachibana (sometimes referred to as “Second PEO”) served as our Interim Chief Executive Officer from December 31, 2022 through March 2, 2023. Compensation disclosed for Mr. Tachibana between December 31, 2022 and March 2, 2023 was paid to him in his role as Interim Chief Executive Officer. On March 2, 2023, Mr. Tachibana was appointed as our Chief Operating Officer, in addition to his role as our Chief Financial Officer, and all compensation disclosed for him after March 2, 2023 was paid to him in his roles as Chief Financial Officer and Chief Operating Officer. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Richard Chen	Aaron Tachibana	Aaron Tachibana
Stephen Moore	Richard Chen	Richard Chen

(2)
The dollar amounts reported in each column (b) are the amounts of total compensation reported for our PEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section titled “Executive Compensation—Summary Compensation Table” in this proxy statement and, with respect to 2023 only, in last year’s proxy statement.
(3)
The dollar amounts reported in each column (c) and (e) represent the amount of “compensation actually paid” to each PEO and the average amount of “compensation actually paid” to our non-PEO NEOs, respectively, and have been calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the amounts reported in the “Total” column of the Summary Compensation Table in each applicable year with certain adjustments as described in footnote 4 below.
(4)
The dollar amounts reported in each column (c) and (e) represent the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below for 2025. Equity values are calculated in accordance with ASC Topic 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table in each applicable year.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards and Option Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2025	3,505,978	(2,637,778)	6,732,879	7,601,079

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,598,725	(928,400)	2,222,916	2,893,241

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2025	5,232,634	725,852	822,743	240,502	288,852	6,732,879

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,832,135	242,229	302,481	(4,251)	149,678	2,222,916

(5)
The dollar amounts reported in column (d) represent the average of the amounts reported for the non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(6)
Assumes $100 was invested in the Company for the period starting December 30, 2022, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
(7)
The amounts reported represent net loss as reflected in the Company’s audited financial statements for the applicable year.

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between compensation actually paid to each of our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between compensation actually paid to each of our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and our net income (loss) during the three most recently completed fiscal years.

The information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Named Executive Officers, Footnote	.

2023	2024	2025
Richard Chen	Aaron Tachibana	Aaron Tachibana
Stephen Moore	Richard Chen	Richard Chen

Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported in each column (c) and (e) represent the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below for 2025. Equity values are calculated in accordance with ASC Topic 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table in each applicable year.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards and Option Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2025	3,505,978	(2,637,778)	6,732,879	7,601,079

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2025	5,232,634	725,852	822,743	240,502	288,852	6,732,879

Non-PEO NEO Average Total Compensation Amount		$ 1,598,725	$ 1,000,494	$ 975,890
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,893,241	2,135,993	887,162
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,598,725	(928,400)	2,222,916	2,893,241

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,832,135	242,229	302,481	(4,251)	149,678	2,222,916

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between compensation actually paid to each of our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between compensation actually paid to each of our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and our net income (loss) during the three most recently completed fiscal years.

Total Shareholder Return Amount		$ 402.02	291.92	106.06
Net Income (Loss)		(81,300,000)	(81,300,000)	(108,300,000)
PEO Name	Aaron Tachibana				Christopher Hall
Christopher Hall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,505,978	1,535,960	1,726,790
PEO Actually Paid Compensation Amount		7,601,079	$ 4,408,302	1,398,493
Aaron Tachibana [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,669,420
PEO Actually Paid Compensation Amount				$ 1,397,716
PEO | Christopher Hall [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,637,778)
PEO | Christopher Hall [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,732,879
PEO | Christopher Hall [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,232,634
PEO | Christopher Hall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		725,852
PEO | Christopher Hall [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		822,743
PEO | Christopher Hall [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		240,502
PEO | Christopher Hall [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		288,852
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(928,400)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,222,916
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,832,135
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		242,229
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		302,481
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,251)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 149,678